Intangible assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of information for cash-generating units [Line Items]
Board approved financial plans, period	5 years
Pre-tax discount rate	8.00%	8.20%
Global
Disclosure of information for cash-generating units [Line Items]
Pre-tax discount rate	8.60%	8.70%
Perpetuity growth rate	2.40%	2.40%
Enterprise
Disclosure of information for cash-generating units [Line Items]
Perpetuity growth rate	2.00%	2.00%
Legacy BT Consumer
Disclosure of information for cash-generating units [Line Items]
Perpetuity growth rate	2.00%	2.00%
Legacy EE
Disclosure of information for cash-generating units [Line Items]
Perpetuity growth rate	2.00%	2.00%
Goodwill
Disclosure of information for cash-generating units [Line Items]
Transfer to assets held for sale	£ 83
Goodwill | Global
Disclosure of information for cash-generating units [Line Items]
Transfer to assets held for sale	83
Goodwill | Enterprise
Disclosure of information for cash-generating units [Line Items]
Transfer to assets held for sale	0
Goodwill | Legacy BT Consumer
Disclosure of information for cash-generating units [Line Items]
Transfer to assets held for sale	0
Goodwill | Legacy EE
Disclosure of information for cash-generating units [Line Items]
Transfer to assets held for sale	0
BT Fleet Solutions and Tikit | Goodwill | Enterprise
Disclosure of information for cash-generating units [Line Items]
Elimination of Goodwill	30
Spain divestment | Goodwill | Global
Disclosure of information for cash-generating units [Line Items]
Transfer to assets held for sale	25
Disposal groups classified as held for sale | France and Latin America divestments
Disclosure of information for cash-generating units [Line Items]
Goodwill impairment	£ 58